Equity - Capital Reserve - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital reserve
Disclosure of classes of share capital [line items]
Recognized compensation expense	R$ 18,894	R$ 22,930	R$ 29,889,000